Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Summary of Loss Before Income Taxes
The Group’s loss before income taxes consisted of:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
PRC	(185,000)	(192,495)	(146,961)	(20,699)
Non-PRC	(128,762)	(136,757)	(155,174)	(21,857)

	(313,762)	(329,252)	(302,135)	(42,556)

Income tax expense comprises of:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Income tax expenses applicable to PRC operations
Current income tax expenses	113	62	181	25

Subtotal income tax expenses applicable to PRC operations	113	62	181	25

Income tax expenses applicable to Non-PRC operations
Current income tax expenses	21	17	25	4

Subtotal income tax expenses applicable to Non-PRC operations	21	17	25	4

Total income tax expenses	134	79	206	29

Summary of Reconciliations of Income Tax Expenses
Reconciliations of the income tax expense computed by applying the PRC statutory income tax rate of 25% to the Group’s income tax expense of the periods presented are as follows:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Loss before income tax expense	(313,762)	(329,252)	(302,135)	(42,556)
PRC statutory tax rate	25%	25%	25%	25%
Income tax benefits at PRC statutory tax rate of 25%	(78,440)	(82,313)	(75,534)	(10,639)
Effect of different tax rates in different jurisdictions	31,370	32,886	37,442	5,274
Non-deductible expenses	5,455	6,758	2,358	333
Additional deduction for qualified R&D expenses	(24,197)	(20,731)	(24,762)	(3,488)
Effect on adoption of preferential tax rate	22	3	(100)	(14)
Statutory expense	2,636	2,151	949	133
Others	134	79	181	25
Change in valuation allowance	63,154	61,246	59,672	8,405

Income tax expenses	134	79	206	29

Effect of preferential tax rate inside the PRC on basic and dilutive loss per share	—	—	—	—

Summary of Significant Components of Deferred Tax Assets (Labilities)
The significant components of the Group’s deferred tax assets(liabilities) were as follows:

	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Non-current deferred tax assets
Tax losses	151,160	203,259	256,410	36,115
Allowance for doubtful accounts/expected credit losses	17,376	29,288	32,963	4,643
Lease liabilities	—	18,858	20,226	2,849
Welfare payables	5,807	7,362	8,990	1,266
Inventory provision	7,172	2,472	2,304	325
Accrued expenses and other liabilities	1,329	1,573	1,621	228
Intangible assets	43	23	2	0
Unrealized loss on long-term investment	69	20	410	58
Unrealized profit arising from elimination of inter-company transactions	474	206	69	10
Deferred government subsidies	15	—	—	—

Total deferred tax assets	183,445	263,061	322,995	45,494
Less: valuation allowance	(183,445)	(244,691)	(304,363)	(42,869)

Deferred tax assets, net of valuation allowance	—	18,370	18,632	2,625
Non-current deferred tax liabilities
Right-of-use assets	—	(18,370)	(18,632)	(2,625)
Unrealized gain on long-term investment	(292)	(292)	(292)	(41)

Total deferred tax liabilities	(292)	(18,662)	(18,924)	(2,666)

Deferred tax liabilities, net of valuation allowance	(292)	(292)	(292)	(41)

Summary of Valuation Allowance

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Valuation allowance
Balance at beginning of the year	120,291	183,445	244,691	34,464
Additions	63,154	61,246	59,672	8,405

Balance at end of the year	183,445	244,691	304,363	42,869

Summary of Reconciliation of Unrecognized Tax Benefit
A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Balance at the beginning of the year	(12,987)	(5,480)	(5,480)	(772)
Reductions for tax positions of prior years	7,507	—	—	—

Balance at the end of the year	(5,480)	(5,480)	(5,480)	(772)